Debt (Narrative) (Q1) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 3,003,420	$ 4,038,698		$ 3,000,450
Maximum borrowing capacity	350,000
FMB Twenty Seven
Debt Instrument [Line Items]
Secured Debt		650,000
Subsidiaries [Member]
Debt Instrument [Line Items]
Unsecured Debt	2,128,293	2,769,165
Long-term debt	2,128,293	2,769,165		2,126,787
Secured Debt	2,128,293	2,769,165		2,126,787
Maximum borrowing capacity	350,000
Line of credit, outstanding borrowings	$ 155,000	195,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%
Subsidiaries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, outstanding borrowings	$ 155,000			0
Subsidiaries [Member] | Aggregated Principal Amount of Environmental Facilities Refunding Revenue Bonds Series 2021 A&B
Debt Instrument [Line Items]
Secured Debt	95,000
Subsidiaries [Member] | FMB Twenty - four
Debt Instrument [Line Items]
Secured Debt	$ 55,000	$ 55,000		55,000
Debt instrument, stated interest rate	1.40%	1.40%
Subsidiaries [Member] | FMB Twenty - five
Debt Instrument [Line Items]
Secured Debt	$ 40,000	$ 40,000		40,000
Debt instrument, stated interest rate	0.65%	0.65%
Subsidiaries [Member] | FMB Twenty Seven
Debt Instrument [Line Items]
Secured Debt	$ 0	$ 650,000
Debt instrument, stated interest rate		5.70%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	470,653			873,663
Parent Company [Member] | Three Point Four Five Percent Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 475,000	$ 475,000		475,000
Debt instrument, stated interest rate	4.25%	4.25%
Parent Company [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Debt Instrument [Line Items]
Long-term debt	$ 405,000	$ 405,000		405,000
Debt instrument, stated interest rate	3.70%	3.70%
Line of Credit [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, outstanding borrowings	$ 155,000	$ 195,000	$ 155,000	$ 0